Estimated Fair Value of the Assets Acquired and Liabilities Assumed in our Acquisitions (Detail) (USD $) In Millions	Dec. 31, 2010
Business Acquisition [Line Items]
Property and equipment	$ 1,721
Goodwill	13
Deferred tax asset	17
Restricted cash, FF&E reserve and other assets	43
Total assets	1,794
Mortgage debt	(254)
Capital lease obligation	(58)
Deferred tax liability	(30)
Other liabilities	(19)
Net assets acquired	$ 1,433